Analysis of performance by segment	6 Months Ended
Jun. 30, 2021
Analysis of performance by segment
Analysis of performance by segment

B       EARNINGS PERFORMANCE

B1     Analysis of performance by segment

B1.1  Segment results

		2021 $m		2020 $m
	Note	Half year		Half year
Continuing operations:
China JV		139		101
Hong Kong		460		412
Indonesia		225		249
Malaysia		184		158
Singapore		320		262
Growth markets and othernote (ii)		479		404
Eastspring		162		143
Other income and expenditure:
Investment return and other income		—		8
Interest payable on core structural borrowings		(164)		(153)
Corporate expenditurenote(iii)		(157)		(201)
Total other income and expenditure		(321)		(346)
Restructuring and IFRS 17 implementation costsnote (iv)		(77)		(97)
Adjusted operating profit	B1.3	1,571		1,286
Short-term fluctuations in investment returns on shareholder-backed business	B1.2	(212)		(418)
Amortisation of acquisition accounting adjustments		(2)		(2)
(Loss) gain attaching to corporate transactions	D1.1	(94)		—
Profit before tax attributable to shareholders		1,263		866
Tax charge attributable to shareholders' returns	B3	(193)		(244)
Profit from continuing operations		1,070		622
Loss from discontinued US operations	D1.2	(5,707)		(88)
(Loss) profit for the period		(4,637)		534
Attributable to:
Equity holders of the Company:
From continuing operations		1,063		600
From discontinued US operations		(5,073)		(88)
		(4,010)		512
Non-controlling interests:
From continuing operations		7		22
From discontinued US operations		(634)		—
		(627)		22
(Loss) profit for the period		(4,637)		534

Basic earnings per share (in cents)		2021		2020
	Note	Half year		Half year
	B4
Based on adjusted operating profit, net of tax and non-controlling interest, from continuing operations		51.6	¢	38.1	¢
Based on profit from continuing operations, net of non-controlling interest		40.9	¢	23.1	¢
Based on loss from discontinued US operations, net of non-controlling interest		(195.1)	¢	(3.4)	¢

Notes

(i)	Segment results are attributed to the shareholders of the Group before deducting the amount attributable to the non-controlling interests. This presentation is applied consistently throughout the document.
(ii)	For growth markets and other, adjusted operating profit includes other items of $167 million (half year 2020: $104 million) which primarily comprises of taxes for life joint ventures and associates and other non-recurring items.
(iii)	Corporate expenditure as shown above is for head office functions in London and Hong Kong.
(iv)	Restructuring and IFRS 17 implementation costs include those incurred in insurance and asset management operations of $(33) million (half year 2020: $(33) million).

B1.2  Short-term fluctuations in investment returns on shareholder-backed business

	2021 $m	2020 $m
	Half year	Half year
Total segment (insurance and asset management operations)	(208)	(448)
Unallocated to a segment (central operations)	(4)	30
Total short-term fluctuations in investment returns from continuing operations	(212)	(418)

In general, the short-term fluctuations reflect the value movements on shareholders’ assets and policyholder liabilities (net of reinsurance) arising from market movements in the period. In half year 2021, rising interest rates across most operations led to unrealised bond losses which more than offset the impact of higher discount rates on policyholder liabilities under the local reserving basis applied and equity gains on shareholder-backed business in the period. This has led to the overall negative short-term investment fluctuations for total insurance and asset management operations.

B1.3   Determining operating segments and performance measure of operating segments

Operating segments

The Group's operating segments for financial reporting purposes are defined and presented in accordance with IFRS 8 ‘Operating Segments’ on the basis of the management reporting structure and its financial management information.

Under the Group's management and reporting structure, its chief operating decision maker is the Group Executive Committee (GEC), chaired by the Group Chief Executive. In the management structure, responsibility is delegated to the Chief Executive, Prudential Corporation Asia, for the day-to-day management of the insurance and asset management operations (within the framework set out in the Group Governance Manual). This in turn is delegated to the Chief Executives of Hong Kong, Indonesia, Malaysia, Singapore, Growth markets (comprising Africa and the remaining Asia subsidiary operations) and Eastspring, the Group’s Asia asset manager. The China JV is managed jointly with CITIC, a Chinese state-owned conglomerate.

In the first quarter of 2021, the Group reviewed its operating segments for financial reporting under IFRS 8 following changes to the business and financial management information provided to the GEC. As a result, performance measures for insurance operations are analysed by geographical areas for the larger business units of the China JV, Hong Kong, Indonesia, Malaysia and Singapore, with Eastspring, the asset management business, also analysed separately. All other Asia and Africa insurance operations are included in the ‘Growth markets and other’ segment alongside other amounts that are not included in the segment profit of an individual business unit, including tax on life joint ventures and associates and other items that are not representative of the underlying segment trading for the period. The 2020 comparatives have been re-presented to show the new segments for comparison. Previously the Group’s segments were Asia and the US. The US operations have been classified as discontinued following its classification as held for distribution in half year 2021 (see note D1.2). In light of the proposed demerger, the segment analysis for the discontinued US operations is provided in note D1.2, separate from those for the continuing operations.

Operations which do not form part of any business unit are reported as ‘Unallocated to a segment’ and comprise head office functions in London and Hong Kong.

Performance measure

The performance measure of operating segments utilised by the Group is IFRS operating profit based on longer-term investment returns (‘adjusted operating profit’), as described below. This measurement basis distinguishes adjusted operating profit from other constituents of total profit or loss for the period as follows:

–	Short-term fluctuations in investment returns on shareholder-backed business;
–	Amortisation of acquisition accounting adjustments arising on the purchase of business; and
–	Gain or loss on corporate transactions, as discussed in note D1.1.

The determination of adjusted operating profit for investment and liability movements is as described in note B1.3 of the Group’s consolidated financial statements for the year ended 31 December 2020.

For Group debt securities at 30 June 2021 held by the continuing insurance operations, the level of unamortised interest-related realised gains and losses related to previously sold bonds was a net gain of $414 million (30 June 2020: net gain of $355 million from continuing operations).

For equity-type securities, the longer-term rates of return are estimates of the long-term trend investment returns for income and capital having regard to past performance, current trends and future expectations. Different rates apply to different categories of equity-type securities.

For insurance operations, investments in equity securities held for non-linked shareholder-backed business amounted to $5,447 million as at 30 June 2021 (31 December 2020: $4,963 million from continuing operations). The longer-term rates of return applied in half year 2021 ranged from 5.5 per cent to 16.9 per cent (half year 2020: 4.6 per cent to 17.6 per cent from continuing operations) with the rates applied varying by business unit.

B1.4   Additional segmental analysis of revenue from continuing operations

	Half year 2021 $m
	Insurance operationsnote (i)
					Growth		Inter		Un-
					markets		-segment		allocated	Total
	Hong				and		elimi-	Total	to a	continuing
	Kong	Indonesia	Malaysia	Singapore	other	Eastspring	nation	segment	segment	operations
Gross premiums earned	4,776	871	929	2,934	2,011	—	—	11,521	—	11,521
Outward reinsurance premiums	(767)	(28)	(22)	(55)	(26)	—	—	(898)	—	(898)
Earned premiums, net of reinsurance	4,009	843	907	2,879	1,985	—	—	10,623	—	10,623
Other incomenote (ii)	24	5	1	10	57	234	—	331	—	331
Total external revenue	4,033	848	908	2,889	2,042	234	—	10,954	—	10,954
Intra-group revenue	—	—	—	—	—	106	(106)	—	—	—
Interest income	528	46	117	462	303	1	—	1,457	—	1,457
Other investment return	(1,230)	(102)	(179)	1,003	(220)	9	—	(719)	—	(719)
Total revenue, net of reinsurance	3,331	792	846	4,354	2,125	350	(106)	11,692	—	11,692

	Half year 2020 $m
	Insurance operationsnote (i)
					Growth		Inter		Un-
					markets		-segment		allocated	Total
	Hong				and		elimi-	Total	to a	continuing
	Kong	Indonesia	Malaysia	Singapore	other	Eastspring	nation	segment	segment	operations
Gross premiums earned	5,450	863	839	2,105	1,693	—	—	10,950	—	10,950
Outward reinsurance premiumsnote (iii)	(385)	(35)	(12)	501	(23)	—	—	46	—	46
Earned premiums, net of reinsurance	5,065	828	827	2,606	1,670	—	—	10,996	—	10,996
Other incomenote (ii)	26	7	3	15	36	200	—	287	18	305
Total external revenue	5,091	835	830	2,621	1,706	200	—	11,283	18	11,301
Intra-group revenue	—	—	—	—	—	81	(81)	—	—	—
Interest income	250	55	108	198	278	3	—	892	13	905
Other investment return	4,457	(727)	(81)	(273)	(145)	5	—	3,236	61	3,297
Total revenue, net of reinsurance	9,798	163	857	2,546	1,839	289	(81)	15,411	92	15,503

Notes

(i)

The China JV segment is a joint venture accounted for using the equity method under IFRS, with the Group’s share of its results net of related tax presented in a single line within the Group’s profit before tax on a net of related tax basis, and therefore not shown in the analysis of revenue line items above. Revenue from external customers of the China JV in half year 2021 is $1,307 million (half year 2020: $980 million).

(ii)

Other income comprises income from external customers and consists primarily of revenue from the Group’s asset management business of $234 million (half year 2020: $200 million from continuing operations). The remaining other income consists primarily of policy fee revenue from external customers.

(iii)	The 2020 outward reinsurance premiums of Singapore included a credit of $542 million for the recapture of previously reinsured business following a change in regulatory requirements.

B1.5   Additional segmental analysis of profit after tax from continuing operations

	2021 $m	2020 $m
	Half year	Half year
China JV	148	57
Hong Kong	441	108
Indonesia	179	184
Malaysia	135	135
Singapore	141	246
Growth markets and other	330	192
Eastspring	147	126
Total segment	1,521	1,048
Unallocated to a segment (central operations)*	(451)	(426)
Group total profit after tax from continuing operations	1,070	622
*	Comprising costs attributable to the head office functions in London and Hong Kong including interest costs on core structural borrowings and restructuring and IFRS 17 implementation costs.